Loans Receivable, Part I (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans [Abstract]
Loans receivable	$ 1,106,915,000		$ 1,106,915,000		$ 1,133,672,000	$ 1,216,664,000
Loans receivable, net	1,106,915,000		1,106,915,000		1,133,672,000	1,216,664,000
Percentage of total loans receivable secured by residential real estate (in hundredths)			88.50%		89.20%
Mortgage loans receivable located outside the state of Wisconsin			74,600,000		81,100,000
Percentage of total mortgage loans located outside of the state of Wisconsin (in hundredths)			6.70%		7.20%
Loans originated for sale			978,327,000	767,092,000	1,749,426,000	1,027,346,000	1,084,362,000
Proceeds on sales of loans originated for sale			1,023,294,000	770,190,000	1,794,268,000	1,072,863,000	1,068,746,000
Noninterest income	25,455,000	22,507,000	47,443,000	36,708,000	87,375,000	39,845,000	35,465,000
Loans sold on a servicing retained basis	943,600,000		943,600,000		635,800,000	29,900,000
Loans receivable pledged as collateral	792,800,000		792,800,000		801,600,000	715,700,000
Advances by Federal Home Loan Bank	350,000,000		350,000,000		350,000,000	350,000,000
One-to Four-family [Member]
Mortgage Loans [Abstract]
Loans receivable	425,693,000		425,693,000		460,821,000	496,736,000
Loans receivable, net	425,693,000		425,693,000		460,821,000	496,736,000
Over Four-Family [Member]
Mortgage Loans [Abstract]
Loans receivable	518,745,000		518,745,000		514,363,000	552,240,000
Loans receivable, net	518,745,000		518,745,000		514,363,000	552,240,000
Home Equity [Member]
Mortgage Loans [Abstract]
Loans receivable	35,382,000		35,382,000		36,494,000	38,599,000
Loans receivable, net	35,382,000		35,382,000		36,494,000	38,599,000
Construction and Land [Member]
Mortgage Loans [Abstract]
Loans receivable	36,981,000		36,981,000		33,818,000	39,528,000
Loans receivable, net	36,981,000		36,981,000		33,818,000	39,528,000
Commercial Real Estate [Member]
Mortgage Loans [Abstract]
Loans receivable	70,960,000		70,960,000		65,495,000	65,434,000
Loans receivable, net	70,960,000		70,960,000		65,495,000	65,434,000
Consumer [Member]
Mortgage Loans [Abstract]
Loans receivable	134,000		134,000		132,000	109,000
Loans receivable, net	134,000		134,000		132,000	109,000
Commercial Loans [Member]
Mortgage Loans [Abstract]
Loans receivable	19,020,000		19,020,000		22,549,000	24,018,000
Loans receivable, net	$ 19,020,000		$ 19,020,000		$ 22,549,000	$ 24,018,000